Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
NOV 16 2007
1086

November 16, 2007

Ms. Velma. T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

07082273

CERTNYS 001-15242

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DEUTSCHE BANK CAPITAL FUNDING TRUST X, Trust Preferred Securities of Deutsche Bank Capital Funding Trust X, Company Preferred Securities of Deutsche Bank Capital Funding Trust X, Subordinated Guarantees of Deutsche Bank Aktiengesellschaft in connection with Capital Securities (application for the Company Preferred Securities of Deutsche Bank Capital Funding Trust X, Subordinated Guarantees of Deutsche Bank Aktiengesellschft in connection with Capital Securities with respect to Trust Preferred Securities of Deutsche Bank Capital Funding Trust X is made for listing, not for trading, but only in connection with the registration of the Trust Preferred Securities pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 15, 2007. Tentative listing date – November 19, 2007.

Sincerely,

Paras Madho

PROCESSED
NOV 23 2007
THOMSON
FINANCIAL

Global Corporate Client Group
20 Broad Street, 17th Floor
New York, NY 10005
212-656-3000
212-656-5893 (Fax)

NYSE
New York Stock Exchange

FACSIMILE TRANSMITTAL SHEET

TO: Ms. Velma T. Smith	FROM: Ms. Bibi K. David
COMPANY: Securities & Exchange Commission	DATE: 11-16-07
FAX NUMBER: 202-777-1030	TOTAL NO. OF PAGES INCLUDING COVER: 2
PHONE NUMBER: 202-551-8203	SENDER'S PHONE NUMBER: (212) 656-2794
RE: Certification Letters	SENDER'S FAX NUMBER: (212) 656-5893

☐ URGENT ☐ FOR REVIEW ☐ PLEASE COMMENT ☐ PLEASE REPLY ☐ PLEASE RECYCLE

DEUTSCHE BANK CAPITAL FUNDING TRUST X
(TRUST PREFERRED SECURITIES OF DEUTSCHE BANK CAPITAL FUNDING TRUST X)

END